SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 5,993,930	$ 5,990,122
Less: Accumulated depreciation		927,918	28,949
Less: Provision for impairment	[1]	307,733
Property and equipment, net		4,758,279	5,961,173
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	[2]	5,982,900	5,982,900
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 11,030	$ 7,222

[1]	During 2023, approximately 20 machines of the Web3 decentralized storage infrastructure experienced severe malfunctions that prevented them from continuing operations. The Company scrapped the machines and recognized an impairment loss of $307,734.
[2]	On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of $5,980,000, payable in the Company’s ordinary shares. According to the Valuation Report for the Market Value for the Cryptocurrency Mining Servers issued by International United Consulting & Appraisal Limited on November 10, 2022, the market value of these assets is $5,980,000.